Other Payables And Accruals - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure Of Detailed Information About Accrued Expenses And Other Liabilities [Line Items]
Contract liabilities	$ 17,077,186	$ 630,962	$ 47,270,998
Revenue recognized in contract liability	$ 630,962	$ 46,640,036